Note 19 - Subsequent Events	3 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
Note 19 - Subsequent Events

(a) Entry into Utility Interconnection Study Agreement

On October 11, 2012, Coronus entered into a System Impact Study Agreement (the “SIS Agreement for 29-Palms North 4”) with SCE. The SIS Agreement relates to Coronus’ application for interconnection service and the CREST tariff for a 1.5 MW solar photovoltaic power system on SCE’s Sheephole 33kV distribution circuit, situated north of Twentynine Palms, in the County of San Bernardino, California.

The SIS Agreement sets forth the terms and conditions for SCE to perform a system impact study to determine the impacts that would result from interconnecting the PV system and the adequacy of SCE’s electrical system to accommodate it. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of the study is $10,000. The results of the study are anticipated to be completed within 120 business days. On entering into the SIS Agreement, Coronus paid SCE the $10,000 deposit.

(b) Entry into Vacant Land Purchase Agreement

On October 24, 2012, Coronus entered into a Vacant Land Purchase Agreement (the “29-Palms Morongo Agreement”). Under the 29-Palms Morongo Agreement, Coronus agrees to acquire a 24.23 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California. The purchase price is $86,683, all cash. Close of escrow is December 31, 2012. Coronus deposited $1,000 into escrow and agrees to deposit an additional $85,683 within sufficient time to close escrow. The 29-Palms Morongo Agreement is subject to Coronus’ board of director approval on or before December 17, 2012.

(c) Entry into Industry Solar PV Asset Sale Agreement

On October 24, 2012, Coronus entered into a Solar Photovoltaic Asset Sale Agreement (the “Industry Solar PV Asset Sale Agreement”) with Solar Krafte Utilities Inc. (“Solar Krafte”). Solar Krafte holds a contract to purchase Industry Solar Power Generation Station 1 LLC (“Industry”). Under the Industry Solar PV Asset Sale Agreement, Coronus agreed to purchase Industry from Solar Krafte for $1,250,000 (the “Cash Price”). Industry is a party to a Power Purchase Agreement (the “Industry PPA”) with SCE, under the CREST tariff, for a 1.5 MW concentrated photovoltaic power system (the “Industry System”). Completion of the Industry Solar PV Asset Sale Agreement is contingent on SCE approving 1) a design change to the Industry System, 2) the invocation of Section 2.9(c) of the Industry PPA, extending the initial operation deadline of the generating facility, and 3) the relocation of the generating facility to Coronus’ Adelanto West Parcel. Each party has the right to terminate the Industry Solar PV Asset Sale Agreement effective upon notice to the other party if SCE fails to approve, within 90 days from October 24, 2012, 1) the design change to the Industry System, 2) the invocation of Section 2.9(c) of the Industry PPA, or 3) the relocation of the generating facility to Coronus’ Adelanto West Parcel.

On entering into the Industry Solar PV Asset Sale Agreement, Coronus deposited $40,000 with Solar Krafte, refundable to Coronus if SCE refuses to approve 1) the design change to the Industry System, 2) the invocation of Section 2.9(c) of the Industry PPA, or 3) the relocation of the generating facility to Coronus’ Adelanto West Parcel. Under the Industry Solar PV Asset Sale Agreement, Solar Krafte covenanted, represented and warranted to Coronus that (a) Industry was, and will be, a party in good standing to the Industry PPA, as at the date of the Industry Solar PV Asset Sale Agreement and the closing date, and (b) but for the obligations of Industry, pursuant to the Industry PPA, Industry had, and will have, no obligations as at the date of the Industry Solar PV Asset Sale Agreement and the closing date.

The Industry PPA is a standardized, must-take, full buy/ sell, power purchase agreement, where SCE purchases all of the generating facility’s generation, net of station use. The term of the Industry PPA is 20 years. The price SCE pays for the generation shall be premised on the adopted 2009 Market Price Referent, and shall be adjusted according to SCE’s time of delivery periods and energy allocation factors, as scheduled in the Industry PPA. Without the invocation of Section 2.9(c) of the Industry PPA, extending the initial operation deadline of the generating facility, initial operation of the generating facility must be no later than June 28, 2013. The Industry PPA includes, but is not limited to, provisions in respect of termination, facility operation, billing and payment, curtailment, and insurance.

Jeff Thachuk, the Company’s president and a control person of the Company, is the chairman, chief executive officer, and a control person of Solar Krafte. Mark Burgert, a control person of the Company, is the president and a control person of Solar Krafte. On October 24, 2012, the Company’s board of directors approved Coronus’ entry into the Industry Solar PV Asset Sale Agreement. As a director of the Company, Mr. Thachuk declared his interest in the transaction and abstained from voting on the approval of the Industry Solar PV Asset Sale Agreement.